UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                               ----------------------------

Check here if Amendment [ X ]; Amendment Number: 1
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Douglas C. Floren          Greenwich, CT            5/18/07
   ------------------------   --------------------------   ---------------
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             55
                                               -------------
                                                  118,787
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
-----------------------------  ---------------  ---------  --------  ------------------ ----------  -------- -----------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
-----------------------------  ---------------  ---------  --------  --------  --- ---- ----------  -------- ------- -------- ------
Abbott Labs                    Common Stock     002824100   4,687     84,000   SH       sole                  84,000
------------------------------------------------------------------------------------------------------------------------------------
Affymetrix Inc                 Common Stock     00826T108     451     15,000   SH       sole                  15,000
------------------------------------------------------------------------------------------------------------------------------------
Ameron Intl Inc                Common Stock     030710107   1,712     26,000   SH       sole                  26,000
------------------------------------------------------------------------------------------------------------------------------------
Amicas Inc                     Common Stock     001712108      28     10,000   SH       sole                  10,000
------------------------------------------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals Inc     Common Stock     032346108   4,887    130,000   SH       sole                 130,000
------------------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals Inc      Common Stock     040047102     119     11,000   SH       sole                  11,000
------------------------------------------------------------------------------------------------------------------------------------
Ariad Pharmaceuticals Inc      Common Stock     04033A100   1,289    287,000   SH       sole                 287,000
------------------------------------------------------------------------------------------------------------------------------------
Array Biopharma Inc            Common Stock     04269X105   4,737    373,000   SH       sole                 373,000
------------------------------------------------------------------------------------------------------------------------------------
Beckman Coulter Inc            Common Stock     075811109   4,345     68,000   SH       sole                  68,000
------------------------------------------------------------------------------------------------------------------------------------
Biomarin Pharmaceutical Inc    Common Stock     09061G101   2,589    150,000   SH       sole                 150,000
------------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc                   Common Stock     156708109   1,032     14,500   SH       sole                  14,500
------------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc                  Common Stock     17275R102   1,277     50,000   SH       sole                  50,000
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc                  Common Stock     172967101   1,200     23,376   SH       sole                  23,376
------------------------------------------------------------------------------------------------------------------------------------
Covanta Hldg Corp              Common Stock     22282E102     222     10,000   SH       sole                  10,000
------------------------------------------------------------------------------------------------------------------------------------
Curagen Corp                   Common Stock     23126R101     111     36,000   SH       sole                  36,000
------------------------------------------------------------------------------------------------------------------------------------
Du Pont E.I. De Nemours & Co.  Common Stock     263534109   4,968    100,500   SH       sole                 100,500
------------------------------------------------------------------------------------------------------------------------------------
Dyadic Intl Inc Del            Common Stock     26745T101     265     42,000   SH       sole                  42,000
------------------------------------------------------------------------------------------------------------------------------------
Eclipsys Corp                  Common Stock     278856109   1,233     64,000   SH       sole                  64,000
------------------------------------------------------------------------------------------------------------------------------------
Emdeon Corp                    Common Stock     290849108   1,104     73,000   SH       sole                  73,000
------------------------------------------------------------------------------------------------------------------------------------
Energy Conversion Devices Inc  Common Stock     292659109   2,411     69,000   SH       sole                  69,000
------------------------------------------------------------------------------------------------------------------------------------
Esco Technologies Inc          Common Stock     296315104   8,538    190,500   SH       sole                 190,500
------------------------------------------------------------------------------------------------------------------------------------
Exelixis Inc                   Common Stock     30161Q104     214     21,500   SH       sole                  21,500
------------------------------------------------------------------------------------------------------------------------------------
First Solar Inc                Common Stock     336433107   1,118     21,500   SH       sole                  21,500
------------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                  COM NEW          368710406  10,511    128,000   SH       sole                 128,000
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co            Common Stock     369604103   1,980     56,000   SH       sole                  56,000
------------------------------------------------------------------------------------------------------------------------------------
Gen-Probe Inc                  Common Stock     36866T103     942     20,000   SH       sole                  20,000
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc            Common Stock     375558103     690      9,000   SH       sole                   9,000
------------------------------------------------------------------------------------------------------------------------------------
Hologic Inc                    Common Stock     436440101   3,804     66,000   SH       sole                  66,000
------------------------------------------------------------------------------------------------------------------------------------
Illumina Inc                   Common Stock     452327109     557     19,000   SH       sole                  19,000
------------------------------------------------------------------------------------------------------------------------------------
Immucor Inc                    Common Stock     452526106   1,560     53,000   SH       sole                  53,000
------------------------------------------------------------------------------------------------------------------------------------
Intermune Inc                  Common Stock     45884X103   2,392     97,000   SH       sole                  97,000
------------------------------------------------------------------------------------------------------------------------------------
Isis Pharmaceuticals Inc       Common Stock     464330109   1,279    138,000   SH       sole                 138,000
------------------------------------------------------------------------------------------------------------------------------------
Itron Inc                      Common Stock     465741106   1,756     27,000   SH       sole                  27,000
------------------------------------------------------------------------------------------------------------------------------------
JA Solar Holdings Co Ltd       SPON ADR         466090107     633     35,000   SH       sole                  35,000
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson              Common Stock     478160104     464      7,700   SH       sole                   7,700
------------------------------------------------------------------------------------------------------------------------------------
Lilly Eli & Co                 Common Stock     532457108     328      6,105   SH       sole                   6,105
------------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp           Common Stock     517834107     433      5,000   SH       sole                   5,000
------------------------------------------------------------------------------------------------------------------------------------
Medarex Inc                    Common Stock     583916101   1,468    113,500   SH       sole                 113,500
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc                Common Stock     589331107     548     12,408   SH       sole                  12,408
------------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc                  Common Stock     585055106     239      4,874   SH       sole                   4,874
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Co New                Common Stock     61166W101   2,899     52,756   SH       sole                  52,756
------------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics Inc            Common Stock     62855J104  13,284    385,500   SH       sole                 385,500
------------------------------------------------------------------------------------------------------------------------------------
Nxstage Medical Inc            Common Stock     67072V103   4,942    371,000   SH       sole                 371,000
------------------------------------------------------------------------------------------------------------------------------------
Potash Corp Sask Inc           Common Stock     73755L107     320      2,000   SH       sole                   2,000
------------------------------------------------------------------------------------------------------------------------------------
Power-One Inc                  Common Stock     739308104   2,745    480,000   SH       sole                 480,000
------------------------------------------------------------------------------------------------------------------------------------
Regeneron Pharmaceutical       Common Stock     75886F107   4,692    217,000   SH       sole                 217,000
------------------------------------------------------------------------------------------------------------------------------------
Sangamo Biosciences Inc        Common Stock     800677106   2,693    396,000   SH       sole                 396,000
------------------------------------------------------------------------------------------------------------------------------------
Sepracor Inc                   Common Stock     817315104     420      9,000   SH       sole                   9,000
------------------------------------------------------------------------------------------------------------------------------------
Sunpower Corp                  COM CL A         867652109   1,583     34,800   SH       sole                  34,800
------------------------------------------------------------------------------------------------------------------------------------
Third Wave Technologies Inc    Common Stock     88428W108     923    181,000   SH       sole                 181,000
------------------------------------------------------------------------------------------------------------------------------------
Torreypines Therapeutics Inc   Common Stock     89235K105      98     14,000   SH       sole                  14,000
------------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc         Common Stock     91324P102   2,807     53,000   SH       sole                  53,000
------------------------------------------------------------------------------------------------------------------------------------
Visicu Inc                     Common Stock     92831L204     156     20,000   SH       sole                  20,000
------------------------------------------------------------------------------------------------------------------------------------
WebMD Health Corp              CL A             94770V102   2,637     50,100   SH       sole                  50,100
------------------------------------------------------------------------------------------------------------------------------------
Zymogenetics Inc               Common Stock     98985T109     467     30,000   SH       sole                  30,000
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